TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2023	2024
In respect of:
Net operating loss carry forward	$43,113	$45,153
Research and development expenses	4,337	4,397
Other	462	240
Less – valuation allowance	(47,912)	(49,790)
Net deferred tax assets	$-	$-

Schedule of Roll Forward of Valuation Allowance
Balance as of January 1, 2022	$45,308
Deductions	(614)
Balance as of December 31, 2022	$44,694
Additions	3,218
Balance as of December 31, 2023	$47,912
Additions	1,878
Balance as of December 31, 2024	$49,790